PIMCO FUNDS: PACIFIC INVESTMENT MANAGEMENT SERIES

Supplement Dated December 31, 2003
to the Prospectus for Class A, B, and C Shares
of PIMCO Total Return Fund
Dated December 3, 2003

On page 21 of the prospectus, under the section "How to Buy and Sell Shares," the first three sentences in the sub-section "Small Account Fee" are replaced in their entirety with the following :

Because of the disproportionately high costs of servicing accounts with low balances, you will be charged a fee at the annual rate of $16 if your account balance for any Fund falls below a minimum level of

$2,500, except for Uniform Gift to Minors, IRA, Roth IRA, employer-sponsored retirement plan accounts, Money Purchase and/or Profit Sharing plans, 401(k) plans, 403(b)(7) custodial accounts, SIMPLE IRAs, SEPs, SAR/SEPs, Auto-Invest and Auto-Exchange accounts, for which the minimum balance is $1,000. (A separate custodial fee may apply to IRAs, Roth IRAs and other retirement accounts.)

In addition, in the sub-section entitled "Exchanging Shares," the fourth sentence is replaced in its entirety with the following:

Exchanges are subject to the $5,000 ($2,500 until January 1, 2004) minimum initial purchase requirements for each Fund, except with respect to tax-qualified programs and exchanges effected through the PIMCO Funds Auto-Exchange plan.

Investors Should Retain This Supplement For Future Reference

PIMCO FUNDS: PACIFIC INVESTMENT MANAGEMENT SERIES

Supplement Dated December 31, 2003
to the Prospectus for Class A, B and C Shares
of PIMCO Real Return Strategy and IndexPLUS Funds
Dated October 31, 2003

The Strategic Balanced Fund is no longer offered; accordingly, all references to it are deleted from the prospectus.

On page 8 of the prospectus, in the International StocksPLUS TR Strategy Fund's summary, the name of the Fund's benchmark is changed to "Morgan Stanley Capital International Europe Australia Far East ("EAFE") Index, hedged to U.S. dollars".

On page 31 of the prospectus, under the section "How to Buy and Sell Shares," the first three sentences in the sub-section "Small Account Fee" are replaced in their entirety with the following:

Because of the disproportionately high costs of servicing accounts with low balances, you will be charged a fee at the annual rate of $16 if your account balance for any Fund falls below a minimum level of $2,500, except for Uniform Gift to Minors, IRA, Roth IRA, employer-sponsored retirement plan accounts, Money Purchase and/or Profit Sharing plans, 401(k) plans, 403(b)(7) custodial accounts, SIMPLE IRAs, SEPs, SAR/SEPs, Auto-Invest and Auto-Exchange accounts, for which the minimum balance is $1,000. (A separate custodial fee may apply to IRAs, Roth IRAs and other retirement accounts.)

In addition, in the sub-section "Exchanging Shares," the fourth sentence is replaced in its entirety with the following:

Exchanges are subject to the $5,000 ($2,500 until January 1, 2004) minimum initial purchase requirements for each Fund, except with respect to tax-qualified programs and exchanges effected through the PIMCO Funds Auto-Exchange plan.

On page 39, under the sub-section "Emerging Market Securities," the first sentence is replaced with the following:

Each Fund (except the International StocksPLUS TR Strategy Fund) may invest up to 10% of its total assets in securities of issuers based in countries with developing (or "emerging market") economies. The International StocksPLUS TR Strategy Fund may invest up to 10% of its total assets in Fixed Income Instruments of issuers based in countries with emerging market economies and may invest in emerging market equity securities up to the approximate weightings in the Fund's index.

PIMCO FUNDS: PACIFIC INVESTMENT MANAGEMENT SERIES

Supplement Dated December 31, 2003
to the Prospectus for Class D Shares
of PIMCO Real Return Strategy and IndexPLUS Funds
Dated October 31, 2003

The Strategic Balanced Fund is no longer offered; accordingly, all references to it are deleted from the prospectus.

On page 8 of the prospectus, in the International StocksPLUS TR Strategy Fund's summary, the name of the Fund's benchmark is changed to "Morgan Stanley Capital International Europe Australia Far East ("EAFE") Index, hedged to U.S. dollars".

On page 25 of the prospectus, under the section "How to Buy and Sell Shares," the first sentence in the sub-section "Small Account Fee" is replaced in its entirety with the following:

Because of the disproportionately high costs of servicing accounts with low balances, you will be charged a fee at the annual rate of $16 if your account balance for any Fund falls below a minimum level of $2,500, except for Uniform Gift to Minors, IRA, Roth IRA, employer-sponsored retirement plan accounts, Money Purchase and/or Profit Sharing plans, 401(k) plans, 403(b)(7) custodial accounts, SIMPLE IRAs, SEPs, SAR/SEPs, Auto-Invest and Auto-Exchange accounts, for which the minimum balance is $1,000. (A separate custodial fee may apply to IRAs, Roth IRAs and other retirement accounts.)

In addition, on page 24 of the prospectus, in the sub-section "General Information," the second paragraph is replaced in its entirety with the following:

Your financial service firm may have omnibus accounts and similar arrangements with the Trust and may be paid for providing sub-transfer agency and other services. A firm may be paid for its services directly or indirectly by a Fund, the Administrator or another affiliate of the Fund (at an annual rate generally not to exceed 0.35% (up to 0.25% of which may be paid by the Fund) of the Fund's average daily net assets attributable to its Class D shares purchased through such firm for its clients, although payments with respect to shares in retirement plans are often higher). Your firm may establish various minimum investment requirements for Class D shares of the Funds and may also establish certain privileges with respect to purchases, redemptions and exchanges of Class D shares or the reinvestment of dividends. Please contact your firm for information.

On page 28, the section entitled "Special Redemption Fee for the CommodityRealReturn Strategy Fund" is deleted in its entirety.

On page 33, under the sub-section "Emerging Market Securities," the first sentence is replaced with the following:

Each Fund (except the International StocksPLUS TR Strategy Fund) may invest up to 10% of its total assets in securities of issuers based in countries with developing (or "emerging market") economies. The International StocksPLUS TR Strategy Fund may invest up to 10% of its total assets in Fixed Income Instruments of issuers based in countries with emerging market economies and may invest in emerging market equity securities up to the approximate weightings in the Fund's index.

Investors Should Retain This Supplement For Future Reference

PIMCO FUNDS: PACIFIC INVESTMENT MANAGEMENT SERIES

Supplement Dated December 31, 2003
to the Prospectus for Class R Shares
of PIMCO Bond Funds
Dated December 3, 2003

Disclosure Relating to All Funds

On page 24 of the prospectus, under the section "How to Buy and Sell Shares," the sub-section "Investment Minimums" is amended as follows:

Minimum Subsequent Investment. The minimum for each subsequent investment is $50.

Small Account Fee. Accounts with balances of $1,000 or less may be charged an annual fee of $16.

In addition, the following sentence is added to the end of the sub-section "Minimum Account Size":

The Trust currently intends to liquidate accounts with balances of $250 or less as of the close of business on February 6, 2004. Shareholders who wish to prevent the liquidation of their accounts must increase their account balances to greater than $250 by February 5, 2004.

Investors Should Retain This Supplement For Future Reference

PIMCO FUNDS: PACIFIC INVESTMENT MANAGEMENT SERIES

Supplement Dated December 31, 2003
to the Prospectus for Class A, B and C Shares
of PIMCO Municipal Bond Funds
Dated July 31, 2003

Disclosure Relating to the Summary Information Section

The following should be added as a separate paragraph to the end of the section "Fixed Income Instruments":

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

Disclosure Relating to All Funds

On page 22 of the prospectus, under the section "How to Buy and Sell Shares," the sub-section "Exchanging Shares" is replaced in its entirety with the following:

You may exchange your Class A, Class B or Class C shares of any Fund for the same Class of shares of any other Fund or of a fund of PIMCO Funds: Multi-Manager Series. Shares are exchanged on the basis of their respective NAVs next calculated after your exchange order is received by the Distributor (except if Class A shares of the PIMCO Money Market Fund are exchanged for Class A shares of any other Fund, the usual sales charges applicable to investments in such other Fund apply on shares for which no sales load was paid at the time of purchase). Currently, the Trust does not charge any exchange fees or charges. Exchanges are subject to the $5,000 ($2,500 until January 1, 2004) minimum initial purchase requirements for each Fund, except with respect to tax-qualified programs and exchanges effected through the PIMCO Funds Auto-Exchange plan. If you maintain your account with the Distributor, you may exchange shares by completing a written exchange request and sending it to PIMCO Advisors Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926. You can get an exchange form by calling the Distributor at 1-800-426-0107.

The Trust reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of PIMCO, the transaction would adversely affect a Fund and its shareholders. In particular, a pattern of transactions characteristic of "market timing" strategies may be deemed by PIMCO to be detrimental to the Trust or a particular Fund. Currently, the Trust limits the number of "round trip" transactions an investor may make. An investor makes a "round trip" transaction when the investor purchases shares of a particular Fund, subsequently sells those shares (by way of a redemption or exchange) for shares of a different PIMCO Fund and then buys back (by way of a purchase or exchange) shares of the originally purchased Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. Although the Trust has no current intention of terminating or modifying the exchange privilege other than as set forth in the preceding sentence, it reserves the right to do so at any time. Except as otherwise permitted by the SEC, the Trust will give you 60 days' advance notice if it exercises its right to terminate or materially modify the exchange privilege with respect to Class A, B and C shares.

The Guide provides more detailed information about the exchange privilege, including the procedures you must follow and additional exchange options. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See "PIMCO Funds Shareholders' Guide" above.

Disclosure Relating to Buying Shares

On page 22 of the prospectus, under the section "How to Buy and Sell Shares," the first sentence in the sub-section "Small Account Fee" is replaced in its entirety with the following:

Because of the disproportionately high costs of servicing accounts with low balances, you will be charged a fee at the annual rate of $16 if your account balance for any Fund falls below a minimum level of $2,500, except for Uniform Gift to Minors, IRA, Roth IRA, employer-sponsored retirement plan accounts, Money Purchase and/or Profit Sharing plans, 401(k) plans, 403(b)(7) custodial accounts, SIMPLE IRAs, SEPs, SAR/SEPs, Auto-Invest and Auto-Exchange accounts, for which the minimum balance is $1,000. (A separate custodial fee may apply to IRAs, Roth IRAs and other retirement accounts.)

On page 22 of the prospectus, under the section "How to Buy and Sell Shares," in the sub-section "Buying Shares," the following paragraph is added before "Investment Minimums":

An investor should invest in the Funds for long-term investment purposes only. The Trust reserves the right to refuse purchases if, in the judgment of PIMCO, the purchases would adversely affect a Fund and its shareholders. In particular, the Trust and PIMCO each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances.

Disclosure Relating to Appendix A

In the sub-section "Short-Term Municipal Bond Ratings" under the section "Moody's Investors Service Inc.," for MIG 1/VMIG 1 the word "best" is changed to "superior"; for MIG 2/VMIG 2 the word "high" is changed to "strong"; and for MIG 3/VMIG 3 the word "favorable" is changed to "acceptable."

Investors Should Retain This Supplement For Future Reference

PIMCO FUNDS: PACIFIC INVESTMENT MANAGEMENT SERIES

Supplement Dated December 31, 2003
to the Prospectus for Class D Shares
of PIMCO Municipal Bond Funds
Dated July 31, 2003

Disclosure Relating to the Summary Information Section

The following should be added as a separate paragraph to the end of the section "Fixed Income Instruments":

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

Disclosure Relating to All Funds

On page 18 of the prospectus, under the section "How to Buy and Sell Shares," the sub-section "Exchanging Shares" is replaced in its entirety with the following :

You may exchange your Class D shares of any Fund for Class D shares of any other Fund or any fund of PIMCO Funds: Multi-Manager Series that offers Class D shares. Shares are exchanged on the basis of their respective NAVs next calculated after your exchange order is received by the Distributor. Currently, the Trust does not charge any exchange fees or charges. Your financial service firm may impose various fees and charges, investment minimums and other requirements with respect to exchanges. Please contact your financial service firm to exchange your shares and for additional information about the exchange privilege.

The Trust reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of PIMCO, the transaction would adversely affect a Fund and its shareholders. In particular, a pattern of transactions characteristic of "market timing" strategies may be deemed by PIMCO to be detrimental to the Trust or a particular Fund. Currently, the Trust limits the number of "round trip" transactions an investor may make. An investor makes a "round trip" transaction when the investor purchases shares of a particular Fund, subsequently sells those shares (by way of a redemption or exchange) for shares of a different Fund and then buys back (by way of a purchase or exchange) shares of the originally purchased Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. Although the Trust has no current intention of terminating or modifying the exchange privilege other than as set forth in the preceding sentence, it reserves the right to do so at any time. Except as otherwise permitted by SEC regulations, the Trust will give 60 days' advance notice to your financial service firm of any termination or material modification of the exchange privilege.

Disclosure Relating to Buying Shares

On page 18 of the prospectus, under the section "How to Buy and Sell Shares," in the sub-section "Buying Shares," the following paragraph is added before "Investment Minimums":

An investor should invest in the Funds for long-term investment purposes only. The Trust reserves the right to refuse purchases if, in the judgment of PIMCO, the purchases would adversely affect a Fund and its shareholders. In particular, the Trust and PIMCO each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances.

On page 18 of the prospectus, under the section "How to Buy and Sell Shares," the following sub-sections are added before "Exchanging Shares":

Small Account Fee

Because of the disproportionately high costs of servicing accounts with low balances, you will be charged a fee at the annual rate of $16 if your account balance for any Fund falls below a minimum level of $2,500, except for Uniform Gift to Minors, IRA, Roth IRA, employer-sponsored retirement plan accounts, Money Purchase and/or Profit Sharing plans, 401(k) plans, 403(b)(7) custodial accounts, SIMPLE IRAs, SEPs, SAR/SEPs, Auto-Invest and Auto-Exchange accounts, for which the minimum balance is $1,000. (A separate custodial fee may apply to IRAs, Roth IRAs and other retirement accounts.) However, you will not be charged this fee if the aggregate value of all of your PIMCO Funds accounts is at least $50,000. Any applicable small account fee will be deducted automatically from your below-minimum Fund account in quarterly installments and paid to the Administrator. Each Fund account will normally be valued, and any deduction taken, during the last five business days of each calendar quarter. Lower minimum balance requirements and waivers of the small account fee apply for certain categories of investors.

Minimum Account Size

Due to the relatively high cost to the Funds of maintaining small accounts, you are asked to maintain an account balance in each Fund in which you invest of at least the minimum investment necessary to open the particular type of account. If your balance for any Fund remains below the minimum for three months or longer, the Administrator has the right (except in the case of employer-sponsored retirement accounts) to redeem your remaining shares and close that Fund account after giving you 60 days to increase your balance. Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your PIMCO Funds accounts exceeds $50,000. The Trust currently intends to liquidate accounts with balances of $250 or less as of the close of business on February 6, 2004. Shareholders who wish to prevent the liquidation of their accounts must increase their account balances to greater than $250 by February 5, 2004.

In addition, on page 17 of the prospectus, in the sub-section "General Information," the second paragraph is replaced in its entirety with the following:

Your financial service firm may have omnibus accounts and similar arrangements with the Trust and may be paid for providing sub-transfer agency and other services. A firm may be paid for its services directly or indirectly by a Fund, the Administrator or another affiliate of the Fund (at an annual rate generally not to exceed 0.35% (up to 0.25% of which may be paid by the Fund) of the Fund's average daily net assets attributable to its Class D shares purchased through such firm for its clients, although payments with respect to shares in retirement plans are often higher). Your firm may establish various minimum investment requirements for Class D shares of the Funds and may also establish certain privileges with respect to purchases, redemptions and exchanges of Class D shares or the reinvestment of dividends. Please contact your firm for information.

Disclosure Relating to Appendix A

In the sub-section "Short-Term Municipal Bond Ratings" under the section "Moody's Investors Service Inc.," for MIG 1/VMIG 1 the word "best" is changed to "superior";  for MIG 2/VMIG 2 the word "high" is changed to "strong"; and for MIG 3/VMIG 3 the word "favorable" is changed to read "acceptable."

Investors Should Retain This Supplement For Future Reference